Shareholder Report, Average Annual Return (Details) LMF5600_Western Asset Oregon Municipals Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.97%	0.69%	1.76%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.34%	0.90%	2.20%
Bloomberg Oregon Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Average Annual Return, Percent	6.70%	0.62%	2.04%